RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Compensation of Key Management Personnel of Group) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of transactions between related parties [line items]
Wages, salaries and allowances | ¥		¥ 580	¥ 264	¥ 479
Housing subsidies | ¥		16	2
Contribution to pension plans | ¥		75	29	22
Total Compensation of key management personnel | ¥		¥ 671	¥ 295	¥ 501
USD [Member]
Disclosure of transactions between related parties [line items]
Wages, salaries and allowances | $	$ 84
Housing subsidies | $	2
Contribution to pension plans | $	11
Total Compensation of key management personnel | $	$ 97